Organization and Business Operations - Narrative (Details)			3 Months Ended		12 Months Ended	15 Months Ended
	Dec. 29, 2021 USD ($) $ / shares shares	Dec. 28, 2021 shares	Mar. 31, 2022 USD ($) satellite $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) launch $ / shares shares	Mar. 28, 2022 USD ($)	Dec. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of successful orbital launches | launch						3
Number of satellites delivered to orbit | satellite			26
Sale of stock price per share (in dollars per share) | $ / shares	$ 10.00
Shares issued (in shares)	10,000,000
Shares granted (in shares)				0
Options outstanding (in shares)			13,931,000		9,101,000	13,931,000			10,293,000
Aggregate purchase price | $	$ 100.0
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Accumulated deficit | $			$ (883,024,000)		$ (820,454,000)	$ (883,024,000)			$ (663,163,000)
Cash and cash equivalents | $			$ 127,440,000	$ 27,234,000	194,154,000	$ 127,440,000			$ 22,433,000
Net cash proceeds from the Transactions | $	$ 180,800,000				180,766,000
Shares authorized under equity purchase agreement (in shares)	250,000,000.0
Equity purchase agreement maximum value of shares authorized to be issued | $	$ 250,000,000.0						$ 250,000,000
Common Class B
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares forfeited (in shares)		765,000
Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor earnback awards (in shares)	1,319,980
Shares outstanding (in shares)								334,919,914
NextGen Acquisition Corp. II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, transaction costs | $	$ 27,900,000
Shares redeemed in period, value | $	$ 314,800,000
Goodwill | $					$ 0
NextGen Acquisition Corp. II | Common Class A
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed in period (in shares)	31,480,291
Business acquisition, share price (in dollars per share) | $ / shares	$ 10.00
Sponsor Earnback Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor earnback awards (in shares)	1,015,190
Public warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants outstanding (in shares)								7,651,891
Warrant exercise price (in dollars per share) | $ / shares			$ 11.50		$ 11.50	$ 11.50		$ 11.50
Private warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants outstanding (in shares)								6,767,927
Warrant exercise price (in dollars per share) | $ / shares								$ 11.50
Virgin Group
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share (in dollars per share) | $ / shares	$ 10.00
Shares issued (in shares)	6,020,000
Sale and issuance (in shares)	5,820,000
Aggregate purchase price | $	$ 60,000,000
Issued for services (in shares)	200,000
Holders Of Vieco USA Shares | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding (in shares)								303,320,884
Parent Company And NextGen Acquisition Corp. II | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding (in shares)								6,020,000
Holders Of NextGen Acquisition Corp. II Class A Shares | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding (in shares)								6,779,166
Holders Of NextGen Acquisition Corp. II Class B Shares | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding (in shares)								8,799,864
PIPE Investors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants outstanding (in shares)								500,000
Warrant exercise price (in dollars per share) | $ / shares								$ 10.00
PIPE Investors | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding (in shares)								10,000,000
SARs
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares granted (in shares)		218,584
Virgin Orbit Options
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Options outstanding (in shares)	10,704,645
Option exercise price range, lower range limit (in dollars per share) | $ / shares	$ 4.03
Option exercise price range, upper range limit (in dollars per share) | $ / shares	$ 5.51
VIECO USA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	1.250301
Existing Shareholders | VO Holdings
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued and outstanding Vieco USA common stock (in shares)	242,423,615
Existing Shareholders | VIECO USA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued and outstanding Vieco USA common stock (in shares)	303,320,884
Sale of stock price per share (in dollars per share) | $ / shares	$ 10.00
Purchase of additional units (in shares)	10,704,645
Shares issued (in shares)	100
Options outstanding (in shares)	8,658,565
Existing Shareholders | VIECO USA | SARs
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares vested (in shares)	290,689